Valuation results and net trading income	12 Months Ended
Dec. 31, 2017
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Valuation results and net trading income

21 Valuation results and net trading income

Valuation results and net trading income
	2017	2016	2015
Securities trading results	656	–369	1,352
Derivatives trading results	59	706	600
Change in fair value of derivatives relating to
– fair value hedges	–184	–170	81
– cash flow hedges (ineffective portion)	44	–16	31
– other non-trading derivatives	–301	2,103	830
Change in fair value of assets and liabilities (hedged items)	91	244	–67
Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading)	–56	–79	372
Foreign exchange transactions results	1,194	–898	–820
Other	9	24	66

	1,512	1,545	2,445

Securities trading results includes the results of market making in instruments such as government securities, equity securities, corporate debt securities, money-market instruments, and interest rate derivatives such as swaps, options, futures, and forward contracts. Foreign exchange transactions results include gains and losses from spot and forward contracts, options, futures, and translated foreign currency assets and liabilities.

The portion of trading gains and losses relating to trading securities still held as at 31 December 2017 amounts to EUR -68 million (2016: EUR -232 million; 2015: EUR 147 million).

Net trading income relates to trading assets and trading liabilities which include assets and liabilities that are classified under IFRS as Trading but are closely related to servicing the needs of the clients of ING. ING offers products that are traded on the financial markets to institutional clients, corporate clients, and governments. A significant part of the derivatives in the trading portfolio are related to servicing corporate clients in their risk management to hedge for example currency or interest rate exposures. In addition, ING provides its customers access to equity and debt markets for issuing their own equity or debt securities (securities underwriting). Although these are presented as Trading under IFRS, these are directly related to services to ING’s customers. Loans and receivables in the trading portfolio mainly relate to (reverse) repurchase agreements, which are comparable to collateralised borrowing (lending). These products are used by ING as part of its own regular treasury activities, but also relate to the role that ING plays as intermediary between different professional customers. From a risk perspective, the gross amount of trading assets must be considered together with the gross amount of trading liabilities, which are presented separately on the statement of financial position. However, IFRS does not allow netting of these positions in the statement of financial position. Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’ and Note 13 ‘Financial liabilities at fair value through profit or loss’ for information on trading liabilities.

The majority of the risks involved in security and currency trading is economically hedged with derivatives. The securities trading results are partly offset by results on these derivatives. The result of these derivatives is included in Derivatives trading results.

ING Group’s trading books are managed based on internal limits and comprise a mix of products with results which could be offset. The results are presented in various lines within the statement of profit or loss. Reference is made to Note 19 ‘Net interest income’.

In 2017, Derivatives trading results includes EUR 47 million CVA/DVA adjustments on trading derivatives, compared with EUR 36 million CVA/DVA adjustment in 2016 (2015: EUR 98 million).

Valuation results and net trading income includes the fair value movements on derivatives (used for both hedge accounting and economically hedging exposures) as well as the changes in the fair value of assets and liabilities included in hedging relationships as hedged items. In addition, Valuation results and net trading income includes the results on assets and liabilities designated at fair value through profit or loss.

Included in the Valuation results and net trading income are the fair value movements on derivatives used to economically hedge exposures, but for which no hedge accounting is applied. The fair value movements on the derivatives are influenced by changes in the market conditions, such as stock prices, interest rates and currency exchange rates.

Valuation results and net trading income are reflected in the Consolidated statement of cash flows in the line Result before tax - Adjusted for: other.

The Valuation results on assets and liabilities designated as at fair value through profit or loss includes fair value changes on certain issued debt securities. Valuation results on assets and liabilities designated at fair value through profit or loss were mainly due to changes in the fair value of financial liabilities driven by changes in market conditions and changes in own credit risk as disclosed in Note 13 ‘Financial liabilities at fair value through profit or loss’. Market conditions include in particular credit spread developments.

In 2017, Valuation results on assets and liabilities designated at fair value through profit or loss (excluding trading) includes fair value adjustments on own issued notes amounting to EUR –107 million (2016: EUR –70 million; 2015: EUR 404 million), of which DVA adjustment on own issued notes in 2017 amounted to EUR –79 million (2016: EUR –50 million; 2015: EUR 163 million).

In 2017, Valuation results and net trading income includes EUR –52 million related to warrants on the shares of Voya and NN Group (2016: EUR 33 million; 2015: EUR –19 million). Reference is made to Note 4 ‘Financial assets at fair value through profit or loss’.